Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Used in Operating Activities
Net Income (Loss)	$ 4,892,000	$ (2,298,000)	$ (39,571,000)	$ 4,338,000
Adjustments to Reconcile Net Income (Loss) to Net Cash
Stock based compensation	4,487,000	288,000	2,467,000	734,000
Debt extinguishment			4,824,000
Amortization of debt discount	219,000	613,000	1,822,000	206,000
Change in fair market value of warrant liability	(18,523,000)		(5,446,000)
Deferred tax liability		(527,000)	(453,000)	122,000
Non-cash interest expense (paid-in kind)	1,238,000		1,192,000
Provision for doubtful accounts	52,000		108,000	50,000
Depreciation and amortization	297,000	192,000	891,000	617,000
Loss on disposal of property and equipment	116,000	62,000	56,000	124,000
Assumption of Warrant Liability			1,990,000
Changes in Assets and Liabilities
Accounts receivable	(1,577,000)	(1,217,000)	(769,000)	1,007,000
Inventories	(1,966,000)	(5,946,000)	(22,719,000)	(21,179,000)
Prepaid expenses	(196,000)	(502,000)	(1,467,000)	58,000
Prepaid inventory	299,000	2,425,000	5,459,000	(6,353,000)
Other current assets	(129,000)	(637,000)	1,520,000	(1,214,000)
Other assets	308,000	274,000	1,196,000	1,029,000
Income taxes payable		(11,000)	(1,156,000)	(651,000)
Accounts payable and accrued expenses	6,465,000	(4,119,000)	4,428,000	8,903,000
Uncertain tax position liability			128,000	(19,000)
Customer deposits	180,000	293,000	(196,000)	(1,345,000)
Total Adjustments	(8,730,000)	(8,812,000)	(6,125,000)	(17,911,000)
Net Cash Used in Operating Activities	(3,838,000)	(11,110,000)	(45,696,000)	(13,573,000)
Cash Flows From Investing Activities
Proceeds from disposal of property and equipment			35,000	61,000
Purchase of property and equipment	(589,000)	(4,524,000)	(6,862,000)	(2,970,000)
Net Cash Used in Investing Activities	(589,000)	(4,524,000)	(6,827,000)	(2,909,000)
Cash Flows From Financing Activities
Proceeds from public offering, net	597,000
Proceeds from exercise of public warrants	747,000
Proceeds from term loan			75,000,000
Proceeds from note payable, related party	1,000,000			45,000,000
Repayment from note payable			(45,000,000)
Payments of debt issuance costs			(4,032,000)	(6,278,000)
Proceeds from exercise of options	93,000	111,000	706,000	184,000
Proceeds from stock purchase agreement			15,000,000
Proceeds from revolving note agreement				5,000,000
Repayments of revolving note agreement				(5,000,000)
Net Cash Provided by Financing Activities	2,437,000	111,000	41,674,000	38,906,000
Net Decrease in Cash and Restricted Cash	(1,990,000)	(15,523,000)	(10,849,000)	22,424,000
Beginning cash and restricted cash	17,781,000	28,630,000	28,630,000	6,206,000
Ending cash and restricted cash	15,791,000	13,107,000	17,781,000	28,630,000
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes			773	2,390
Cash paid for interest	2,003	658	2,252	313
Supplemental Non-Cash Items
Receivable of options exercised		2,000		250,000
Purchases of property and equipment, not yet paid	352,000		419,000	255,000
Recognition of right of use asset obtained in exchange for operating lease liability				5,745,000
Cashless exercise of liability classified warrants	$ 10,167,000		$ 16,669,000